Borrowings - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions	1 Months Ended				8 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 01, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 01, 2019 USD ($)	Jul. 01, 2019 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Mar. 01, 2019 USD ($)	Mar. 01, 2019 EUR (€)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)
Borrowings [Line Items]
Line of credit maximum borrowing capacity						$ 90.0
Payment of debt issuance costs								$ 8.1
Write off of debt issuance costs								12.8
Amortization of debt issuance costs						3.2	2.6	2.8
Notes payable to related parties, non-current						1,170.5	987.1
Long term debt gross carrying amount						908.7	724.3
Related Party Debt Instrument Face Value Carrying Interest At Specified Rates						70.0
Shareholder [Member]
Borrowings [Line Items]
Notes payable to related parties, non-current						1,166.8	983.7
Management [Member]
Borrowings [Line Items]
Notes payable to related parties, non-current						3.7	3.4
Plus Accrued Paid In Kind Interest Notes [Member] | Shareholder [Member]
Borrowings [Line Items]
Related party debt notes authorized to be issued amount						900.0	900.0
Additional debt notes related party admitted for trading						181.5	99.6
Related party debt instruments available for trading						$ 1,158.4	$ 976.9
Related party transaction rate of interest						11.50%	11.50%
Accured interest on notes payable to related parties non current						$ 64.6	$ 56.3
Accured interest added to principal amount of related party notes non current						113.6	101.3
Plus Accrued Paid In Kind Interest Notes [Member] | Shareholder [Member] | Principal [Member]
Borrowings [Line Items]
Related party debt instruments available for trading						683.9
Plus Accrued Paid In Kind Interest Notes [Member] | Shareholder [Member] | Accrued Interest [Member]
Borrowings [Line Items]
Related party debt instruments available for trading						$ 474.5
Plus Accrued Paid In Kind Interest Notes [Member] | Shareholder [Member] | Upto First October Two Thousand And Twenty One [Member]
Borrowings [Line Items]
Related party transaction rate of interest						6.00%
Plus Accrued Paid In Kind Cash And Interest Notes [Member] | Management [Member]
Borrowings [Line Items]
Related party debt notes authorized to be issued amount						$ 5.0	5.0
Notes payable to related parties, non-current						$ 3.6	$ 3.4
Related party transaction rate of interest						11.50%	11.50%
Accured interest on notes payable to related parties non current						$ 0.2	$ 0.1
Accured interest added to principal amount of related party notes non current						0.2	0.2
Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Line of credit maximum borrowing capacity														$ 90.0
Debt issuance costs gross					$ 16.3			16.3
2019 Credit Facility – first lien term loan
Borrowings [Line Items]
Long term debt gross carrying amount						$ 906.4	$ 682.1
Secured Debt [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Debt instrument face value																$ 450.0
Proceeds from secured debt			$ 450.0
Term Loan Facility [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Debt instrument face value | €																	€ 125.0
Proceeds from the issuance of other long term debt | €				€ 125.0
USD Term Loan [Member] | Two Thousand And Nineteen Credit Facility [Member] | Adjusted LIBOR [Member]
Borrowings [Line Items]
Long term debt term						7 years	7 years		7 years		7 years
Long term debt instalment payable as a percentage of principal						0.25%	0.25%
Long term debt base rate percentage						0.00%	0.00%		0.00%		0.00%
Debt instrument variable interest rate spread						4.00%	4.00%
Long term debt variable interest rate percentage						4.15%	5.07%		4.15%		5.07%
Repayment of other long term debt						$ 7.2	$ 5.5
Other long term debt net of unamortized debt issuance costs						$ 761.3	$ 543.5
Euro Term Loan [Member] | Two Thousand And Nineteen Credit Facility [Member] | Eurodollar [Member]
Borrowings [Line Items]
Long term debt term						7 years	7 years		7 years		7 years
Long term debt instalment payable as a percentage of principal						0.25%	0.25%
Long term debt base rate percentage						0.00%	0.00%		0.00%		0.00%
Debt instrument variable interest rate spread						4.25%	4.25%
Repayment of other long term debt						$ 1.5	$ 1.4
Other long term debt net of unamortized debt issuance costs						145.1	138.6		€ 122.2		€ 123.4
Revolving Credit Facility [Member]
Borrowings [Line Items]
Long term debt gross carrying amount						0.0	35.0
Revolving Credit Facility [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Line of credit maximum borrowing capacity						$ 81.3	$ 46.0
Long term debt term						5 years	5 years		5 years		5 years
Long term debt base rate percentage						0.00%	0.00%		0.00%		0.00%
Debt instrument variable interest rate spread						4.00%	4.00%
Line of credit facility unsued capacity commitement fee percentage						0.50%	0.50%
Line of credit facility						$ 0.0	$ 35.0
Long term debt month of maturity						0 years	0 years
Payment of debt issuance costs								0.9
Letter of Credit [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Line of credit maximum borrowing capacity						$ 8.7	$ 9.0
Previous Revolving Credit Agreement [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Write off of debt issuance costs								0.2
NRG Loan [Member]
Borrowings [Line Items]
Long term debt gross carrying amount						0.0	5.8
NRG Loan [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Debt instrument face value																		$ 7.4	€ 7.2
Debt instrument variable interest rate spread					2.00%
Canadian Financial Institution [Member]
Borrowings [Line Items]
Long term debt gross carrying amount						$ 1.2	$ 1.2
Canadian Financial Institution [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Debt instrument face value														1.3	$ 1.7
Long term debt month of maturity							0 years
Debt instrument stated interest rate percentage						4.15%	4.15%		4.15%		4.15%
JLG Note Payable [Member]
Borrowings [Line Items]
Long term debt gross carrying amount						$ 0.3	$ 0.2
JLG Note Payable [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Debt instrument face value														$ 0.2
Debt instrument stated interest rate percentage						6.00%	6.00%		6.00%		6.00%
Long term debt gross carrying amount							$ 0.2
Overdraft Facility With Certain French And Financial Institutions [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Bank Overdrafts						$ 0.0	0.0
Certain Banks In France In Germany [Member] | Documentary And Standby Letters Of Credit [Member]
Borrowings [Line Items]
Line of credit maximum borrowing capacity						79.9	53.1		€ 67.3		€ 47.3
Letters of credit outstanding amount						$ 29.3	$ 23.7		€ 24.7		€ 21.2
Certain Banks In France In Germany [Member] | Documentary And Standby Letters Of Credit [Member] | Minimum [Member]
Borrowings [Line Items]
Debt instrument stated interest rate percentage						0.50%	0.50%		0.50%		0.50%
Certain Banks In France In Germany [Member] | Documentary And Standby Letters Of Credit [Member] | Maximum [Member]
Borrowings [Line Items]
Debt instrument stated interest rate percentage						2.00%	2.00%		2.00%		2.00%
Certain Banks In France In Germany [Member] | Performance Bonds With Irrecovocable Letters Of Credit [Member]
Borrowings [Line Items]
Letters of credit collateral amount						$ 1.0	$ 1.7
Credit Facility Amendment Agreement [Member] | Secured Debt [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Debt instrument face value										$ 225.0		$ 66.0
Proceeds from secured debt	$ 225.0	$ 66.0
Credit Facility Amendment Agreement [Member] | Term Loan Facility [Member] | Two Thousand And Nineteen Credit Facility [Member]
Borrowings [Line Items]
Debt instrument face value													$ 34.0
Proceeds from the issuance of other long term debt		$ 34.0
Credit Facility Amendment Agreement [Member] | Usd And Euro Term Loan [Member] | Two Thousand And Nineteen Credit Facility [Member] | Incremental Proceeds Two Thousand And Twenty One [Member]
Borrowings [Line Items]
Payment of debt issuance costs								6.2
Credit Facility Amendment Agreement [Member] | Usd And Euro Term Loan [Member] | Two Thousand And Nineteen Credit Facility [Member] | Incremental Proceeds Two Thousand And Twenty [Member]
Borrowings [Line Items]
Payment of debt issuance costs								$ 1.2
Level 2 Inputs | 2019 Credit Facility – first lien term loan
Borrowings [Line Items]
Long-term Debt, Fair Value						$ 906.4	$ 662.5